Note 1 - General Information (Details Textual)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Issuance of common stock | shares	9,191,000
Shares issued, price per share | $ / shares	$ 15
Proceeds from initial public offering	$ 137,865,000
Total comprehensive income		$ (10,767,607)		$ (23,324,145)	$ (23,998,844)	$ (64,660,772)	$ (115,455,193)
Retained earnings		(115,611,152)			(115,611,152)		(91,612,308)
Convertible instrument, conversion ratio	1
Increase (decrease) through excess of carrying value of preferred shares and embedded derivatives liabilities over the stated capital of the preferred shares			$ 173,285,855
Net cash flows from (used in) operating activities		$ (13,751,670)		$ (6,200,865)	(23,494,148)	(12,138,511)	$ (35,566,460)
Share premium [member]
Statement Line Items [Line Items]
Total comprehensive income
Reduction of Deficit	$ (173,285,855)